Premises and Equipment (Components of Premises and Equipment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Premises and equipment	¥ 2,143,013	¥ 2,103,737
Less accumulated depreciation	1,137,108	1,121,532
Premises and equipment-net	1,005,905	982,205
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	394,782	409,271
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	767,810	760,974
Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	654,099	615,540
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	287,831	282,179
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	¥ 38,491	¥ 35,773